Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies [Abstract]
Schedule Of Annual Depreciation Rates
%

Computers, manufacturing and peripheral equipment	6 - 33
Enterprise Resource Planning systems ("ERP")	10
Office furniture and equipment	Mainly 15
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

Schedule Of Stock Option Granted Assumptions
	December 31,
	2012	2013	2014

Dividend yield	0%	0%	0%
Volatility	40%-64%	41%-56%	49%-65%
Risk free interest	0.1%-2.30%	0.1%-2.80%	0.1%-2.40%
Early exercise multiple	1.55-1.85	1.60-1.90	2.20-2.80

Schedule of Accumulated Other Comprehensive Income, Net
	Unrealized Gains (Losses) on Available- for-Sale Investments	Unrealized Gains on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total

Balance as of January 1, 2014	$475	$314	$(2,358)	$(1,569)

Other comprehensive income (loss) before reclassifications	260	(709)	(1,853)	(2,302)
Amounts reclassified from AOCI	(735)	495	-	(240)
Other comprehensive income (loss)	(475)	(214)	(1,853)	(2,542)

Balance as of December 31, 2014	$-	$100	$(4,211)	$(4,111)

Schedule of Details about Reclassification out of Accumulated Other Comprehensive Income
AOCI Components	Location	Gains (Losses) Reclassified from AOCI to the Consolidated Statement of Income

Unrealized losses on Available-for-Sale Investments	Financial expenses	$(735)
Unrealized gains on Cash Flow Hedges	Operating expenses	495

Total amount reclassified, net of tax		$(240)